Notes Payable - Schedule of Notes Payable (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Total notes payable	$ 2,445,831	$ 980,307
Less unamortized debt issuance costs	(349,447)	(34,029)
Less current portion	(875,000)	(360,496)
Long-term portion of notes payable	1,221,384	585,782
Authority Loan No. 1 [Member] | Due August 1, 2018 [Member]
Total notes payable		353,346
Authority Loan No. 2 [Member] | Due August 1, 2018 [Member]
Total notes payable		433,115
2016 Unrelated Notes [Member]
Total notes payable	685,831	193,846
2017 Unrelated Notes [Member]
Total notes payable	$ 1,760,000